ASSETS AND LIABILITIES IN FOREIGN CURRENCY (Tables)	12 Months Ended
Dec. 31, 2020
ASSETS AND LIABILITIES IN FOREIGN CURRENCY
Summary of Assets and Liabilities in Foreign Currency

	At	At 12/31/2020 (per currency)				At
Items	12/31/2020	Dollar	Euro	Real	Others	12/31/2019
ASSETS
Cash and Due from Banks	20,398,250	19,133,411	972,675	15,461	276,703	18,919,331
Government and corporate securities at fair value with changes in results	1,846,252	1,846,252	—	—	—	959,676
Derivatives	529	529	—	—	—	—
Other financial assets	1,133,994	1,133,884	110	—	—	1,567,666
Loans and other financing	15,222,168	15,219,370	1,780	—	1,018	29,246,976
Other Debt Securities	4,800,665	4,800,665	—	—	—	88
Financial assets in guarantee	524,543	524,543	—	—	—	6,130,740
Other non-financial assets	240,739	240,739	—	—	—	244,060
TOTAL ASSETS	44,167,140	42,899,393	974,565	15,461	277,721	57,068,537

LIABILITIES
Deposits	25,199,406	24,737,162	462,244	—	—	31,770,757
Non-financial public sector	903,482	903,332	150	—	—	2,956,100
Financial sector	2,057	2,057	—	—	—	12,337
Non-financial private sector and foreign residents	24,293,867	23,831,773	462,094	—	—	28,802,321
Liabilities at fair value with changes in results	0	—	—	—	—	0
Other financial liabilities	2,378,133	2,049,159	322,767	13	6,194	5,570,567
Financing received from the Argentine Central Bank and other financial entities	5,200,132	5,200,132	—	—	—	10,993,994
	2,202,858	2,202,858	—	—	—	—
Subordinated negotiable obligations	1,140,468	1,140,468	—	—	—	2,886,028
Other non-financial liabilities	380,014	380,006	7	—	1	464,323
TOTAL LIABILITIES	36,501,011	35,709,785	785,018	13	6,195	51,685,670

NET POSITION	7,666,129	7,189,608	189,547	15,448	271,526	5,382,867